Gross Amount Plant and Equipment and Related Amortization (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Capital Lease Obligations [Abstract]
Plant and machinery	$ 12.1	$ 6.9
Less accumulated depreciation	5.4	0.8
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	$ 6.7	$ 6.1